Organization and Principal Activities (Details) - USD ($) $ / shares in Units, $ in Millions						6 Months Ended
		Jul. 22, 2025	Dec. 12, 2023	Dec. 06, 2023	Dec. 04, 2023	Jun. 30, 2025	Dec. 31, 2024
Organization and Principal Activities [Line Items]
Entity Incorporation, Date of Incorporation						Dec. 04, 2023
Mr. Seng Jin Lee [Member]
Organization and Principal Activities [Line Items]
Subsidiary equity interest percentage						57.14%
Mr. Kit Ying Sham [Member]
Organization and Principal Activities [Line Items]
Subsidiary equity interest percentage						28.57%
Xian Hong Jordan Lee [Member]
Organization and Principal Activities [Line Items]
Subsidiary equity interest percentage						14.29%
Cre8 Incorporation Limited [Member]
Organization and Principal Activities [Line Items]
Authorized shares capital				50,000
Par value
Maximum [Member]
Organization and Principal Activities [Line Items]
Subsidiaries percentage			100.00%
Minimum [Member]
Organization and Principal Activities [Line Items]
Subsidiaries percentage			89.29%
Class A Ordinary Shares
Organization and Principal Activities [Line Items]
Par value	[1]
Common stock, share issued	[1]					18,000,000	18,000,000
Class A Ordinary Shares | Cre8 Incorporation Limited [Member]
Organization and Principal Activities [Line Items]
Authorized shares capital					180,000
Par value
Voting right					one
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Par value	[1]
Ordinary shares			2,500
Common stock, share issued	[1]					4,500,000	4,500,000
Class B Ordinary Shares [Member] | Cre8 Incorporation Limited [Member]
Organization and Principal Activities [Line Items]
Authorized shares capital					20,000
Par value
Voting right					20
IPO [Member] | Class A Ordinary Shares | Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Common stock, share issued		1,450,000
Offering price per share		$ 4
Gross proceeds		$ 5.8

[1]	Retrospectively restated for effect of share recapitalization (Note 1)